UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

5525 NW Fisher Creek Drive
Camas, Washington 98607

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Number of Shares		Value

COMMON STOCKS: 86.29%
Canada: 1.37%
69,700	Royal Bank of Canada	$4,796,754

China: 0.28%
640	Baidu.com - ADR (a)	106,240
132,025	Bank Of China Ltd.	62,837
48,000	Beijing Capital International Airport Co. Ltd.	32,937
38,000	Brilliance China Automotive Holdings Ltd.	63,032
83,400	China Construction Bank Corp.	61,208
4,500	China Mobile Ltd.	44,025
19,000	China Pacific Insurance Group Co. Ltd.	63,473
28,500	CITIC Securities Co. Ltd.	61,463
7,800	Hengan International Group Co. Ltd.	82,749
95,000	Industrial & Commercial Bank of China	61,757
96,000	Lenovo Group Ltd.	118,871
8,500	Ping An Insurance Group Co.	65,727
9,750	Tencent Holdings Ltd.	137,454
		961,773
Denmark: 1.91%
37,375	Novo Nordisk A/S - ADR	1,580,215
119,775	Novo Nordisk A/S - Class B	5,070,790
		6,651,005
France: 5.41%
19,235	L'Oreal SA	3,356,207
24,400	L'Oreal SA - ADR	847,168
39,575	LVMH Moet Hennessy Louis Vuitton SA	7,873,569
63,580	Sanofi	6,798,368
		18,875,312
Germany: 5.52%
26,925	BASF SE	3,100,308
70,450	Daimler AG	6,693,609
54,415	SAP AG	4,165,742
40,000	Siemens AG	5,314,140
		19,273,799
Hong Kong: 0.10%
14,050	AIA Group Ltd.	70,405
5,000	Cheung Kong Holdings Ltd.	89,321
2,800	Hong Kong Exchanges and Clearing Ltd.	52,114
18,800	Sands China Ltd.	137,006
8,000	Shangri-La Asia Ltd.	12,547
		361,393
India: 0.15%
9,450	Cipla Ltd. - GDR	61,281
2,455	Dr. Reddy's Laboratories Ltd. - ADR	100,925
2,555	HDFC Bank Ltd. - ADR	115,052
1,235	Infosys Ltd. - ADR	63,516
1,165	Reliance Industries Ltd. - GDR	41,672
11,475	Tata Global Beverages Ltd. - GDR	28,851
2,865	Tata Motors Ltd. - ADR	106,693
		517,990
Indonesia: 0.07%
58,000	Bank Mandiri Tbk PT	50,548
68,500	Bank Rakyat Tbk PT	59,846
38,500	Jasa Marga Persero Tbk PT	19,374
24,000	Semen Gresik Tbk PT	30,270
149,500	Telekomunikasi Indonesia Persero Tbk PT	32,973
15,500	Unilever Indonesia Tbk PT	38,667
		231,678
Japan: 1.55%
47,775	Toyota Motor Corp. - ADR	5,403,830

Malaysia: 0.02%
17,800	CIMB Group Holdings BHD	40,664
7,500	Genting BHD	22,712
		63,376
Philippines: 0.02%
16,780	Metropolitan Bank & Trust Co.	32,022
1,810	SM Investments Corp.	32,514
		64,536
Singapore: 0.03%
7,300	DBS Group Holdings Ltd.	98,358

South Korea: 0.28%
2,380	Hynix Semiconductor, Inc. (a)	102,997
280	Hyundai Heavy Industries Co. Ltd.	50,774
225	Hyundai Mobis	63,517
405	Hyundai Motor Co.	89,122
1,560	KB Financial Group, Inc.	53,137
840	KT&G Corp.	68,340
220	LG Chem Ltd.	56,067
162	NAVER Corp.	120,365
155	Samsung Electronics Co. Ltd.	219,236
670	Samsung Life Insurance Co. Ltd.	65,608
1,380	Shinhan Financial Group Co. Ltd.	59,991
235	SK Innovation Co. Ltd.	24,532
		973,686
Switzerland: 3.89%
76,100	Novartis AG	6,823,931
336,425	UBS AG	6,754,798
		13,578,729
Taiwan: 0.14%
13,204	Advanced Semiconductor Engineering, Inc. - ADR	85,034
39,247	Fubon Financial Holdings Co. Ltd.	56,477
40,458	Hon Hai Precision Industry Co. Ltd.	124,671
68,000	Mega Financial Holding Co. Ltd.	56,807
38,800	Taiwan Semiconductor Manufacturing Co. Ltd.	154,628
		477,617
Thailand: 0.02%
6,550	Bangkok Bank PCL	36,910
86,000	Bangkok Dusit Medical Services PCL	43,485
		80,395
United Kingdom: 6.30%
94,000	BHP Billiton PLC	2,943,261
106,020	GlaxoSmithKline PLC - ADR	5,718,719
711,700	HSBC Holdings PLC	7,506,020
3,600,225	Lloyds Banking Group PLC (a)	4,698,596
209,425	Lloyds Banking Group PLC - ADR (a)	1,101,575
		21,968,171
United States: 59.23%
24,840	Amazon.com, Inc. (a)	7,763,742
106,330	American Express Co.	9,729,195
16,700	Apple, Inc.	10,571,100
391,450	Bank Of America Corp.	5,926,553
49,875	Berkshire Hathaway, Inc. - Class B (a)	6,400,957
32,075	Chevron Corp.	3,938,489
128,140	Cisco Systems, Inc.	3,154,807
124,700	Citigroup, Inc.	5,931,979
107,850	Comcast Corp. - Class A	5,629,770
50,325	Exxon Mobil Corp.	5,059,172
312,020	General Electric Co.	8,359,016
7,315	Google, Inc. - Class A (a)	4,181,620
7,315	Google, Inc. - Class C (a)	4,103,569
189,845	Intel Corp.	5,186,565
29,745	International Business Machines Corp.	5,483,788
106,635	Johnson & Johnson	10,819,187
146,235	JPMorgan Chase & Co.	8,126,279
47,550	McDonald's Corp.	4,822,997
175,795	Microsoft Corp.	7,197,047
107,350	Oracle Corp.	4,510,847
44,850	PepsiCo, Inc.	3,961,601
337,555	Pfizer, Inc.	10,001,755
77,090	Procter & Gamble Co.	6,228,101
104,375	Qualcomm, Inc.	8,396,969
42,430	Schlumberger Ltd.	4,414,417
6,100	The Boeing Co.	825,025
84,495	The Coca-Cola Co.	3,456,690
85,775	The Home Depot, Inc.	6,881,728
86,875	The Walt Disney Co.	7,298,369
83,230	United Technologies Corp.	9,672,991
39,830	Visa, Inc. - Class A	8,556,679
197,385	Wells Fargo & Co.	10,023,210
		206,614,214
TOTAL COMMON STOCKS
(Cost $225,364,099)		$300,992,616

EXCHANGE TRADED NOTES: 13.07%
28,625	Barclays + FI Enhanced Europe 50	3,799,110
108,350	Barclays + FI Enhanced Global High Yield	13,856,881
70,800	Credit Suisse FI Enhanced Europe 50	9,692,520
41,700	FI Enhanced Global High Yield	5,365,122
264,125	UBS AG FI Enhanced Big Cap Growth	12,868,170
		45,581,803
TOTAL EXCHANGE TRADED NOTES
(Cost $31,550,625)		$45,581,803

SHORT-TERM INVESTMENTS: 0.61%
2,145,891	SEI Daily Income Trust Government Fund	2,145,891

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,145,891)		$2,145,891

TOTAL INVESTMENTS: 99.97%
(Cost $259,060,615)		348,720,310

Other Assets in Excess of Liabilities: 0.03%		95,062
TOTAL NET ASSETS: 100.00%		$348,815,372

ADR -	American Depository Receipt.
GDR -	Global Depository Receipt.
(a)	Non-Income Producing.

At May 31, 2014, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$259,060,615
Gross unrealized appreciation	90,342,838
Gross unrealized depreciation	(683,143)
Net unrealized appreciation	$89,659,695

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of these financial statements.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES: 63.29%
$ 30,000	2.375%, 08/31/2014	$30,171

	TOTAL U.S. TREASURY NOTES
	(Cost $30,159)	30,171

Number of Shares		Value
	MUTUAL FUNDS: 28.18%
13,432	SEI Daily Income Trust Government Fund	13,432

	TOTAL MUTUAL FUNDS
	(Cost $13,432)	13,432

	TOTAL INVESTMENTS: 91.47%
	(Cost $43,591)	43,603

	Other Assets in Excess of Liabilities: 8.53%	4,065

	TOTAL NET ASSETS: 100.00%	$47,668

At May 31, 2014, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$43,591
Gross unrealized appreciation	12
Net unrealized appreciation	$12

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of these financial statements.

Security Valuation - Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$300,902,484	$90,132	$-	$300,992,616
Exchanged Traded Notes	45,581,803	-	-	45,581,803
Total Equity	346,484,287	90,132	-	346,574,419
Short-Term Investments	2,145,891	-	-	2,145,891
Total Investments in Securities	$348,630,178	$90,132	$-	$348,720,310

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Notes	$-	$30,171	$-	$30,171
Total Fixed Income	-	30,171	-	30,171
Short-Term Investments	13,432	-	-	13,432
Total Investments in Securities	$13,432	$30,171	$-	$43,603

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By /s/ Kenneth L. Fisher
          Kenneth L. Fisher, President

Date  July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kenneth L. Fisher
            Kenneth L. Fisher, President

Date  July 23, 2014

By  /s/ Katherine Taylor
Katherine Taylor, Treasurer

Date  July 15, 2014